UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08333
Nuveen Investment Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917‑7700

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report February 28, 2026

Nuveen Equity Long/Short Fund
Class A Shares/NELAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$113	2.21%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2026)

Fund net assets	$148,996,030

Total number of portfolio holdings	183

Portfolio turnover (%)	35%

1	continued>>

What did the Fund invest in? (as of February 28, 2026)

(1) Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.

2	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W183_SAR_0226 5278475

3

Semi-Annual Shareholder Report February 28, 2026

Nuveen Equity Long/Short Fund
Class C Shares/NELCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$151	2.96%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2026)

Fund net assets	$148,996,030

Total number of portfolio holdings	183

Portfolio turnover (%)	35%

1	continued>>

What did the Fund invest in? (as of February 28, 2026)

(1) Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.

2	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W175_SAR_0226 5278475

3

Semi-Annual Shareholder Report February 28, 2026

Nuveen Equity Long/Short Fund
Class I Shares/NELIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$100	1.96%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2026)

Fund net assets	$148,996,030

Total number of portfolio holdings	183

Portfolio turnover (%)	35%

1	continued>>

What did the Fund invest in? (as of February 28, 2026)

(1) Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.

2	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W167_SAR_0226 5278475

3

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments February 28, 2026
Equity Long/Short
See Notes To Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
147621766 COMMON STOCKS - 99 .1% 147621766
AUTOMOBILES & COMPONENTS - 1.0%
3,700 (a) Tesla, Inc $ 1,489,287
TOTAL AUTOMOBILES & COMPONENTS 1,489,287
BANKS - 5.0%
15,300 Citigroup, Inc 1,685,907
29,000 Fifth Third Bancorp 1,434,630
5,100 JPMorgan Chase & Co 1,531,530
5,200 M&T Bank Corp 1,128,296
21,300 Wells Fargo & Co 1,734,885
TOTAL BANKS 7,515,248
CAPITAL GOODS - 13.6%
7,600 BWX Technologies, Inc 1,565,448
4,200 Eaton Corp plc 1,578,864
11,000 Emerson Electric Co 1,658,250
12,800 Flowserve Corp 1,133,056
5,200 Howmet Aerospace, Inc 1,365,156
4,600 L3Harris Technologies, Inc 1,676,884
2,300 Northrop Grumman Corp 1,666,074
13,500 nVent Electric plc 1,597,860
1,400 Parker-Hannifin Corp 1,412,852
3,000 Quanta Services, Inc 1,689,240
9,800 RTX Corp 1,985,676
3,550 Trane Technologies plc 1,641,236
4,600 Westinghouse Air Brake Technologies Corp 1,214,170
TOTAL CAPITAL GOODS 20,184,766
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
5,600 Cintas Corp 1,126,328
39,500 (a) Copart, Inc 1,504,555
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,630,883
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.7%
21,400 (a) Amazon.com, Inc 4,494,000
4,100 Home Depot, Inc 1,560,952
17,300 (a) O'Reilly Automotive, Inc 1,624,124
9,200 TJX Cos, Inc 1,487,272
4,200 Williams-Sonoma, Inc 863,730
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 10,030,078
CONSUMER DURABLES & APPAREL - 1.0%
4,200 Ralph Lauren Corp 1,522,920
TOTAL CONSUMER DURABLES & APPAREL 1,522,920
CONSUMER SERVICES - 2.0%
9,800 Boyd Gaming Corp 815,654
23,000 (a) Chipotle Mexican Grill, Inc 856,060
4,300 Hilton Worldwide Holdings, Inc 1,340,654
TOTAL CONSUMER SERVICES 3,012,368
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.4%
2,250 Casey's General Stores, Inc 1,542,578
1,675 Costco Wholesale Corp 1,693,073
16,500 (a) Performance Food Group Co 1,601,490
13,800 Walmart, Inc 1,765,710
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 6,602,851
ENERGY - 3.6%
7,200 Cheniere Energy, Inc 1,697,256
12,200 ConocoPhillips 1,384,212
4,000 Exxon Mobil Corp 610,000
23,000 Williams Cos, Inc 1,718,560
TOTAL ENERGY 5,410,028

Portfolio of Investments February 28, 2026
(continued)
Equity Long/Short

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
7,000 ProLogis, Inc 997,990
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 997,990
FINANCIAL SERVICES - 5.3%
5,100 American Express Co 1,575,390
3,000 Ameriprise Financial, Inc 1,410,360
2,300 (a) Corpay, Inc 747,730
4,543 KKR & Co, Inc 398,330
2,100 Mastercard, Inc, Class A 1,086,141
18,600 NASDAQ, Inc 1,628,988
2,300 S&P Global, Inc 1,016,324
TOTAL FINANCIAL SERVICES 7,863,263
FOOD, BEVERAGE & TOBACCO - 0.9%
16,100 Coca-Cola Co 1,313,116
TOTAL FOOD, BEVERAGE & TOBACCO 1,313,116
HEALTH CARE EQUIPMENT & SERVICES - 2.8%
19,600 (a) Boston Scientific Corp 1,506,260
1,950 (a) Intuitive Surgical, Inc 981,845
2,600 Stryker Corp 1,007,396
4,100 (a) Veeva Systems, Inc, Class A 746,241
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,241,742
INSURANCE - 1.0%
10,200 Globe Life, Inc 1,481,652
TOTAL INSURANCE 1,481,652
MATERIALS - 3.3%
12,900 CRH plc 1,547,742
3,750 Linde plc 1,905,300
30,200 Smurfit Westrock plc 1,419,702
TOTAL MATERIALS 4,872,744
MEDIA & ENTERTAINMENT - 7.7%
19,900 Alphabet, Inc, Class A 6,204,024
3,000 Meta Platforms, Inc 1,944,540
16,000 (a) NetFlix, Inc 1,539,840
16,400 Walt Disney Co 1,739,056
TOTAL MEDIA & ENTERTAINMENT 11,427,460
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
3,900 AbbVie, Inc 905,112
900 Eli Lilly & Co 946,791
18,000 (a) Exelixis, Inc 793,080
11,400 Gilead Sciences, Inc 1,698,030
8,500 Johnson & Johnson 2,111,655
2,050 Regeneron Pharmaceuticals, Inc 1,602,423
2,300 Thermo Fisher Scientific, Inc 1,198,553
2,300 (a) United Therapeutics Corp 1,158,970
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 10,414,614
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
8,500 (a) CBRE Group, Inc, Class A 1,255,110
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,255,110
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.2%
12,100 Broadcom, Inc 3,866,555
38,000 (a) Intel Corp 1,733,180
6,900 Lam Research Corp 1,613,841
36,500 NVIDIA Corp 6,467,435
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 13,681,011
SOFTWARE & SERVICES - 7.4%
6,500 International Business Machines Corp 1,561,365
2,100 Intuit, Inc 858,963
15,300 Microsoft Corp 6,008,922
10,100 (a) Palo Alto Networks, Inc 1,504,092
2,550 (a) Synopsys, Inc 1,055,700
TOTAL SOFTWARE & SERVICES 10,989,042

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 8.6%
12,500 Amphenol Corp, Class A $ 1,825,750
29,200 Apple, Inc 7,714,056
11,200 (a) Arista Networks, Inc 1,495,200
21,400 Cisco Systems, Inc 1,700,444
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 12,735,450
TELECOMMUNICATION SERVICES - 1.1%
7,700 T-Mobile US, Inc 1,671,593
TOTAL TELECOMMUNICATION SERVICES 1,671,593
TRANSPORTATION - 1.1%
4,300 FedEx Corp 1,664,100
TOTAL TRANSPORTATION 1,664,100
UTILITIES - 3.1%
21,600 Alliant Energy Corp 1,562,544
10,800 American Electric Power Co, Inc 1,445,256
15,000 Entergy Corp 1,606,650
TOTAL UTILITIES 4,614,450
TOTAL COMMON STOCKS
(Cost $95,321,277) 147,621,766
TOTAL LONG-TERM INVESTMENTS
(Cost $95,321,277) 147,621,766
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
1,275,000 REPURCHASE AGREEMENTS - 0 .8% 1,275,000
$ 1,275,000 (b) Fixed Income Clearing Corporation 3 .640% 03/02/26 1,275,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,275,000) 1,275,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,275,000) 1,275,000
TOTAL INVESTMENTS - 99 .9%
(Cost $ 96,596,277 ) 148,896,766
SHARES DESCRIPTION VALUE
-43097403
COMMON STOCKS SOLD SHORT - (28.9)% (c)
X (43,097,403)
AUTOMOBILES & COMPONENTS - ( 0 .3 ) %
(32,000) Ford Motor Co $ (450,880)
TOTAL   AUTOMOBILES & COMPONENTS (450,880)
a a a a a a a a
BANKS - ( 0 .9 ) %
(20,700) KeyCorp (429,318)
(7,500) Truist Financial Corp (369,825)
(5,800) Western Alliance Bancorp (465,856)
TOTAL   BANKS (1,264,999)
a a a a a a a a
CAPITAL GOODS - ( 4 .2 ) %
(6,100) A O Smith Corp (475,800)
(3,400) AGCO Corp (464,100)
(1,750) AMETEK, Inc (418,635)
(8,400) Fastenal Co (386,736)
(8,600) Fortive Corp (509,120)
(8,900) Fortune Brands Innovations, Inc (483,626)
(1,000) General Dynamics Corp (357,050)
(5,100) Graco, Inc (478,992)
(850) Lennox International, Inc (484,449)
(1,600) Lincoln Electric Holdings, Inc (459,280)
(2,800) Oshkosh Corp (476,056)
(4,600) Otis Worldwide Corp (425,776)
(3,400) PACCAR, Inc (428,706)
(300) TransDigm Group, Inc (390,837)
TOTAL   CAPITAL GOODS (6,239,163)
a a a a a a a a

Portfolio of Investments February 28, 2026
(continued)
Equity Long/Short

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES - ( 1 .2 ) %
(2,400) Equifax, Inc $ (501,504)
(4,900) Paychex, Inc (458,885)
(4,500) RB Global, Inc (454,320)
(1,600) Waste Management, Inc (385,344)
TOTAL   COMMERCIAL & PROFESSIONAL SERVICES (1,800,053)
a a a a a a a a
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - ( 1 .2 ) %
(8,000) Advance Auto Parts, Inc (425,360)
(1,350) (a) Carvana Co (451,116)
(4,000) Genuine Parts Co (477,040)
(3,000) Penske Automotive Group, Inc (472,560)
TOTAL   CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (1,826,076)
a a a a a a a a
CONSUMER DURABLES & APPAREL - ( 0 .3 ) %
(39,000) Leggett & Platt, Inc (455,520)
TOTAL   CONSUMER DURABLES & APPAREL (455,520)
a a a a a a a a
CONSUMER SERVICES - ( 1 .5 ) %
(3,000) (a) Airbnb, Inc, Class A (405,330)
(6,500) (a) Bright Horizons Family Solutions, Inc (484,380)
(2,300) Darden Restaurants, Inc (491,855)
(1,150) Marriott International, Inc, Class A (392,989)
(2,550) Yum! Brands, Inc (428,808)
TOTAL   CONSUMER SERVICES (2,203,362)
a a a a a a a a
CONSUMER STAPLES DISTRIBUTION & RETAIL - ( 0 .6 ) %
(3,600) (a) Dollar Tree, Inc (455,328)
(5,000) SYSCO Corp (455,800)
TOTAL   CONSUMER STAPLES DISTRIBUTION & RETAIL (911,128)
a a a a a a a a
ENERGY - ( 1 .5 ) %
(10,300) Devon Energy Corp (448,359)
(2,000) Marathon Petroleum Corp (396,420)
(8,200) Occidental Petroleum Corp (435,256)
(5,100) ONEOK, Inc (422,127)
(12,700) Range Resources Corp (524,256)
TOTAL   ENERGY (2,226,418)
a a a a a a a a
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - ( 1 .6 ) %
(11,600) CubeSmart (477,224)
(7,650) First Industrial Realty Trust, Inc (483,021)
(1,300) Public Storage (399,178)
(3,700) Sun Communities, Inc (504,902)
(13,000) UDR, Inc (487,500)
TOTAL   EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (2,351,825)
a a a a a a a a
FINANCIAL SERVICES - ( 1 .9 ) %
(3,000) Jack Henry & Associates, Inc (487,380)
(1,450) LPL Financial Holdings, Inc (435,551)
(875) Moody's Corp (417,891)
(3,700) State Street Corp (475,894)
(4,900) T Rowe Price Group, Inc (463,687)
(4,100) Tradeweb Markets, Inc, Class A (505,346)
TOTAL   FINANCIAL SERVICES (2,785,749)
a a a a a a a a
FOOD, BEVERAGE & TOBACCO - ( 0 .6 ) %
(9,400) Molson Coors Beverage Co, Class B (460,506)
(11,600) Pilgrim's Pride Corp (500,656)
TOTAL   FOOD, BEVERAGE & TOBACCO (961,162)
a a a a a a a a
HEALTH CARE EQUIPMENT & SERVICES - ( 1 .5 ) %
(625) (a) IDEXX Laboratories, Inc (410,456)
(1,650) Labcorp Holdings, Inc (477,048)
(1,800) ResMed, Inc (461,268)
(6,400) (a) Solventum Corp (474,880)
(1,825) STERIS plc (460,539)
TOTAL   HEALTH CARE EQUIPMENT & SERVICES (2,284,191)
a a a a a a a a

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
INSURANCE - ( 1 .5 ) %
(3,800) Aflac, Inc $ (429,134)
(5,800) American International Group, Inc (466,842)
(1,400) Everest Group Ltd (469,686)
(4,200) Prudential Financial, Inc (413,196)
(6,400) W R Berkley Corp (458,880)
TOTAL   INSURANCE (2,237,738)
a a a a a a a a
MATERIALS - ( 2 .1 ) %
(9,300) Amcor plc (450,399)
(5,000) CF Industries Holdings, Inc (497,700)
(44,000) (a) Cleveland-Cliffs, Inc (469,040)
(1,200) Ecolab, Inc (370,020)
(10,400) International Paper Co (452,920)
(1,500) Reliance, Inc (473,460)
(1,100) Sherwin-Williams Co (398,849)
TOTAL   MATERIALS (3,112,388)
a a a a a a a a
MEDIA & ENTERTAINMENT - ( 0 .3 ) %
(8,200) Fox Corp, Class A (461,988)
TOTAL   MEDIA & ENTERTAINMENT (461,988)
a a a a a a a a
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - ( 1 .2 ) %
(3,350) Agilent Technologies, Inc (406,623)
(9,900) QIAGEN NV (493,020)
(4,800) Revvity, Inc (471,888)
(3,500) Zoetis, Inc (458,850)
TOTAL   PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (1,830,381)
a a a a a a a a
REAL ESTATE MANAGEMENT & DEVELOPMENT - ( 0 .3 ) %
(10,000) (a) Zillow Group, Inc, Class C (446,200)
TOTAL   REAL ESTATE MANAGEMENT & DEVELOPMENT (446,200)
a a a a a a a a
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - ( 0 .3 ) %
(3,800) (a) Astera Labs, Inc (451,554)
TOTAL   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (451,554)
a a a a a a a a
SOFTWARE & SERVICES - ( 2 .0 ) %
(1,700) (a) Autodesk, Inc (417,979)
(1,350) (a) Cadence Design Systems, Inc (406,890)
(6,600) Cognizant Technology Solutions Corp, Class A (425,238)
(325) (a) Fair Isaac Corp (458,042)
(4,900) (a) Fortinet, Inc (387,247)
(12,000) (a) Nutanix, Inc, Class A (459,360)
(3,000) (a) PTC, Inc (469,770)
TOTAL   SOFTWARE & SERVICES (3,024,526)
a a a a a a a a
TECHNOLOGY HARDWARE & EQUIPMENT - ( 0 .6 ) %
(3,700) CDW Corp (453,768)
(21,100) Hewlett Packard Enterprise Co (453,017)
TOTAL   TECHNOLOGY HARDWARE & EQUIPMENT (906,785)
a a a a a a a a
TRANSPORTATION - ( 1 .8 ) %
(9,000) CSX Corp (384,210)
(3,000) Expeditors International of Washington, Inc (435,090)
(1,250) Norfolk Southern Corp (393,425)
(17,500) Schneider National, Inc, Class B (496,650)
(10,600) U-Haul Holding Co (499,896)
(2,300) (a) XPO, Inc (484,081)
TOTAL   TRANSPORTATION (2,693,352)
a a a a a a a a

Portfolio of Investments February 28, 2026
(continued)
Equity Long/Short

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES - ( 1 .5 ) %
(2,500) Atmos Energy Corp $ (466,975)
(3,800) Consolidated Edison, Inc (427,576)
(5,900) Dominion Energy, Inc (372,526)
(9,000) FirstEnergy Corp (460,440)
(3,800) WEC Energy Group, Inc (444,448)
TOTAL   UTILITIES (2,171,965)
a a a a a a a a
TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $42,209,153) (43,097,403)
OTHER ASSETS & LIABILITIES, NET -  29.0% 43,196,667
NET ASSETS - 100% $ 148,996,030
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.640% dated 2/27/26 to be repurchased at $1,275,387 on 3/2/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 7/31/29, valued at $1,300,561.
(c) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common
Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $20,925,274 have been pledged as collateral for Common Stocks Sold Short.

Statement of Assets and Liabilities
See Notes to Financial Statements

February 28, 2026 (Unaudited)
Equity Long/
Short
ASSETS
Long-term investments, at value
†
$ 147,621,766
Short-term investments, at value
◊
1,275,000
Cash 47,137
Cash collateral at brokers for common stocks sold short
(1)
43,505,167
Receivables:
Dividends 136,538
Interest 258
Investments sold 797,904
Reimbursement from Adviser 36,393
Shares sold 28,844
Other 39,046
Total assets 193,488,053
LIABILITIES
Common stocks sold short, at value
§
43,097,403
Payables:
Management fees 143,738
Dividends on common stocks sold short 75,337
Interest 17
Investments purchased - regular settlement 821,240
Shares redeemed 200,567
Accrued expenses:
Custodian fees 41,596
Trustees fees 5,639
Professional fees 37,779
Shareholder reporting expenses 25,770
Shareholder servicing agent fees 33,767
12b-1 distribution and service fees 9,170
Total liabilities 44,492,023
Net assets $ 148,996,030
NET ASSETS CONSIST OF:
Paid-in capital $ 96,702,106
Total distributable earnings (loss) 52,293,924
Net assets $ 148,996,030
†
Long-term investments, cost $ 95,321,277
◊
Short-term investments, cost $ 1,275,000
§
Common stocks sold short, proceeds $ 42,209,153
(1)
Cash pledged as collateral for common stocks sold short is in addition to the Fund’s securities pledged as collateral as noted in the Portfolio of Investments.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Equity Long/
Short
CLASS A:
Net assets $ 28,196,672
Shares outstanding 452,342
Net asset value ("NAV") per share $ 62.33
Maximum sales charge 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 66.13
CLASS C:
Net assets $ 4,880,058
Shares outstanding 90,031
NAV and offering price per share $ 54.20
CLASS I:
Net assets $ 115,919,300
Shares outstanding 1,779,826
NAV and offering price per share $ 65.13
Authorized shares - per class Unlimited
Par value per share $ 0.01

Statement of Operations
See Notes to Financial Statements

Six Months Ended February 28, 2026 (Unaudited) Equity Long/Short
INVESTMENT INCOME
Affiliated income $ 27,207
Dividends 733,831
Interest 24,500
Prime brokerage interest 773,477
Total investment income 1,559,015
EXPENSES
–
Management fees 938,057
12b-1 service fees - Class A 34,403
12b-1 distribution and service fees - Class C 26,635
Shareholder servicing agent fees - Class A 12,993
Shareholder servicing agent fees - Class C 2,507
Shareholder servicing agent fees - Class I 55,077
Interest expense 421
Trustees fees 4,460
Custodian expenses 17,866
Dividends expense on common stocks sold short 450,924
Registration fees 28,920
Professional fees 40,605
Shareholder reporting expenses 24,420
Other 2,689
Total expenses before fee waiver/expense reimbursement 1,639,977
Fee waiver/expense reimbursement (113,354)
Net expenses 1,526,623
Net investment income (loss) 32,392
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 7,928,229
Common stocks sold short (2,417,985)
Net realized gain (loss) 5,510,244
Change in unrealized appreciation (depreciation) on:
Investments 989,253
Common stocks sold short (255,605)
Net change in unrealized appreciation (depreciation) 733,648
Net realized and unrealized gain (loss) 6,243,892
Net increase (decrease) in net assets from operations $ 6,276,284

Statement of Changes in Net Assets
See Notes to Financial Statements

Equity Long/Short
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
OPERATIONS
Net investment income (loss) $ 32,392 $ 609,135
Net realized gain (loss) 5,510,244 3,841,228
Net change in unrealized appreciation (depreciation) 733,648 12,747,763
Net increase (decrease) in net assets from operations 6,276,284 17,198,126
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,007,171) (1,047,315)
Class C (168,908) (368,669)
Class I (4,374,470) (5,243,443)
Total distributions (5,550,549) (6,659,427)
FUND SHARE TRANSACTIONS
Subscriptions 12,077,852 35,633,417
Reinvestments of distributions 5,550,492 6,650,712
Redemptions (16,261,563) (37,473,673)
Net increase (decrease) from Fund share transactions 1,366,781 4,810,456
Net increase (decrease) in net assets 2,092,516 15,349,155
Net assets at the beginning of period 146,903,514 131,554,359
Net assets at the end of period $ 148,996,030 $ 146,903,514

Statement of Cash Flows
See Notes to Financial Statements

The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:
Six Months Ended February 28, 2026 (Unaudited)
Equity Long/
Short
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 6,276,284
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (40,320,685)
Purchases of common stock sold short (27,278,823)
Proceeds from sale and maturities of investments 46,265,074
Proceeds from sales of common stock sold short 25,668,972
Proceeds from (Purchase of) short-term investments, net (1,275,000)
Proceeds from litigation settlement 18
(Increase) Decrease in:
Receivable for dividends (22,379)
Receivable for interest (258)
Receivable for investments sold 2,423,247
Receivable for reimbursement from Adviser (9,247)
Other assets 9,928
Increase (Decrease) in:
Payable for dividends on common stocks sold short 9,850
Payable for interest 1
Payable for investments purchased - regular settlement (1,705,677)
Payable for management fees (12,782)
Accrued custodian fees 17,721
Accrued 12b-1 distribution and service fees (1,492)
Accrued Trustees fees 498
Accrued professional fees (11,210)
Accrued shareholder reporting expenses 6,907
Accrued shareholder servicing agent fees 1,778
Net realized (gain) loss from investments (7,928,229)
Net realized (gain) loss from common stocks sold short 2,417,985
Net change in unrealized (appreciation) depreciation of investments (989,253)
Net change in unrealized (appreciation) depreciation of common stocks sold short 255,605
Net cash provided by (used in) operating activities 3,798,833
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (Decrease) in:
Cash overdraft (111,355)
Cash distributions paid to common shareholders (57)
Subscription 12,106,058
Redemptions (16,122,049)
Net cash provided by (used in) financing activities (4,127,403)
Net increase (decrease) in cash and cash collateral at brokers (328,570)
Cash and cash collateral at brokers at the beginning of period 43,880,874
Cash and cash collateral at brokers at the end of period $ 43,552,304
Equity Long/
Short
Cash $ 47,137
Cash collateral at broker for common stocks sold short 43,505,167
Total cash and cash collateral at brokers $ 43,552,304
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Equity Long/
Short
Cash paid for interest
$ 9,850
Non-cash financing activities not included herein consists of reinvestments of share distributions 5,550,492

Financial Highlights

Ratios of Dividends Expense
on Common Stocks Sold Short
to Average Net Assets
Ratios of Prime Broker Expenses
to Average Net Assets
Class A
Class C
Class I
Class A
Class C
Class I
2/28/26
(f)
0 .60%
( g )
0 .60%
(g)
0 .60%
(g)
—
—
—
8/31/25
0 .55
0 .54
0 .55
—
—
—
8/31/24
0 .57
0 .58
0 .57
—
—
—
8/31/23
0 .60
0 .60
0 .60
—
—
—
8/31/22
0 .37
0 .36
0 .36
0 .25
0 .25
0 .25
8/31/21
0 .58
0 .59
0 .60
0 .34
0 .35
0 .35
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(b)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Equity Long/Short
Class
A
2/28/26
(f)
$ 62.04 $ (0.04) $ 2.63 $ 2.59 $ (0.52) $ (1.78) $ (2.30) $ 62.33
8/31/25
57.45 0.16 7.17 7.33 (0.38) (2.36) (2.74) 62.04
8/31/24
49.84 0.34 9.28 9.62 (2.01) — (2.01) 57.45
8/31/23
46.40 (0.18) 6.65 6.47 — (3.03) (3.03) 49.84
8/31/22
52.35 (0.45) (4.15) (4.60) — (1.35) (1.35) 46.40
8/31/21
41.40 (0.41) 11.36 10.95 — — — 52.35
Class
C
2/28/26
(f)
54.00 (0.24) 2.28 2.04 (0.06) (1.78) (1.84) 54.20
8/31/25
50.35 (0.24) 6.25 6.01 — (2.36) (2.36) 54.00
8/31/24
43.70 (0.05) 8.15 8.10 (1.45) — (1.45) 50.35
8/31/23
41.36 (0.47) 5.84 5.37 — (3.03) (3.03) 43.70
8/31/22
47.15 (0.74) (3.70) (4.44) — (1.35) (1.35) 41.36
8/31/21
37.57 (0.68) 10.26 9.58 — — — 47.15
Class
I
2/28/26
(f)
64.82 0.04 2.75 2.79 (0.70) (1.78) (2.48) 65.13
8/31/25
59.92 0.32 7.48 7.80 (0.54) (2.36) (2.90) 64.82
8/31/24
51.96 0.49 9.68 10.17 (2.21) — (2.21) 59.92
8/31/23
48.13 (0.07) 6.93 6.86 — (3.03) (3.03) 51.96
8/31/22
54.12 (0.33) (4.31) (4.64) — (1.35) (1.35) 48.13
8/31/21
42.70 (0.31) 11.73 11.42 — — — 54.12
(a)
Each ratio includes the effect of dividends expense on common stocks sold short and prime broker expenses as shown in the following table. See Notes for Financial
Statements for more information.
(b)
Based on average shares outstanding.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.   During the fiscal years ended August 31, 2024 and August 31, 2023,
Nuveen Fund Advisors, LLC, made a payment to the Fund to reimburse for certain interest expenses associated with the Fund's short positions that were unnecessarily incurred due to an operational issue. This payment had the effect of increasing the Fund's NAVs by the following amounts: 1) Class A Shares - $0.22, 2) Class C Shares -
$0.19, 3) Class I Shares - $0.22 for the fiscal year ended August 31, 2024 and 1) Class A Shares - $1.50, 2) Class C Shares - $1.32, 3) Class I Shares - $1.56 for the fiscal year ended August 31, 2023. As a result, the Fund's total returns for the years ended August 31, 2024 and August 31, 2023, would have been as follows: 1) Class A Shares –
19.37%, 2) Class C Shares – 18.52%, 3) Class I Shares – 19.72% and 1) Class A Shares - 11.30%, 2) Class C Shares - 10.36%, 3) Class I Shares - 11.78%, respectively.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(f)
Unaudited.
(g)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
(a)
Total
Return
(c)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
NII
(Loss)
(d),(e)
Portfolio
Turnover
Rate
4.19% $ 28,197 2.36%
(g)
2.21%
(g)
(0.12) %
(g)
35%
12.94 26,059 2.31 2.16 0.28 65
19.83 22,370 2.37 2.18 0.64 98
15.04 25,720 2.42 2.21 (0.39) 77
(9.12) 24,434 2.40 2.22 (0.89) 94
26.45 28,482 2.63 2.53 (0.91) 200
3.80 4,880 3.11
(g)
2.96
(g)
(0.87)
(g)
35
12.09 5,948 3.06 2.91 (0.46) 65
18.94 8,184 3.12 2.93 (0.11) 98
14.17 7,800 3.17 2.96 (1.18) 77
(9.80) 8,797 3.15 2.96 (1.64) 94
25.50 12,112 3.39 3.29 (1.68) 200
4.32 115,919 2.11
(g)
1.96
(g)
0.12
(g)
35
13.24 114,896 2.06 1.91 0.52 65
20.14 101,000 2.12 1.93 0.89 98
15.33 76,899 2.17 1.96 (0.15) 77
(8.89) 77,576 2.14 1.96 (0.64) 94
26.74 106,132 2.40 2.30 (0.67) 200

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Equity Long/Short Fund (the ’’Fund’’). The Trust
was organized as a Massachusetts business trust on June 27, 1997.
Current Fiscal Period:
The end of the reporting period for the Fund is February 28, 2026, and the period covered by these Notes to Financial
Statements is the six months ended February 28, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-
advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income on investments
purchased and dividends
expense on common stocks sold short are recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Fund's Portfolio of Investments or Statements of Assets and Liabilities.
The Fund’s investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
The Fund represents a single operating segment. The officers of the Fund act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of the Fund as a whole and is responsible for the Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09):
In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2025-11):
In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity

Notes to Financial Statements
(continued)
and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the current fiscal period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times . If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Fund's custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by the Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the Fund did not have any securities out on loan.
Short Sale Transactions:
The Fund pursues a “long/short” investment strategy, pursuant to which it sells securities short and may purchase additional long investments with some or all of the proceeds of the short sale transactions.
When the Fund sells a security short, it borrows the security from a third party and segregates assets as collateral to secure its obligation to return the security to the lender either upon closing out the short position or upon demand from the lender. Proceeds from short selling may be used to finance the purchase of additional securities for Fund’s long portfolio. The amount of collateral required to be pledged to borrow a security is determined by reference to the market value of the security borrowed. The value of the collateral required to be pledged as of the end of the reporting period is disclosed in the Fund’s Portfolio of Investments, and any cash pledged as collateral in addition to long-term investments is recognized as “Cash collateral at broker for common stocks sold short”, on the Statement of Assets and Liabilities. The Fund is obligated to pay the party from whom the securities were borrowed dividends declared on the stock by the issuer and such amounts are recognized as “Dividends expense on common stocks sold short”, on the Statement of Operations, when applicable. Short sales are valued daily, and the corresponding unrealized gains and losses are recognized as “Change in unrealized appreciation (depreciation) on common stocks sold short” on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amounts shown on the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and on the date on which the Fund replaces the borrowed security. The Fund’s
Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 147,621,766 $ – $ – $ 147,621,766
Short-Term Investments:
Repurchase Agreements – 1,275,000 – 1,275,000
Common Stocks Sold Short (43,097,403) – – (43,097,403)
Total
$ 104,524,363 $ 1,275,000 $ – $ 105,799,363
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Equity Long/Short Fixed Income Clearing Corporation $ 1,275,000 $ (1,300,561)

losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could retain. The Fund will realize a gain if the price of the security declines between those dates. Gains and losses from securities sold short are recognized as “Realized gain (loss) from common stocks sold short” on the Statement of Operations.
Bank of America Merrill Lynch (“BAML”) facilitates the short sales transactions for the Fund. The Fund currently pays prime brokerage fees to BAML for its services for the Fund. The Fund may also earn interest on cash proceeds from short sales as an element of the prime broker fee arrangement with BAML and is recognized as “Prime brokerage interest” on the Statement of Operations. The prime brokerage fees, if any, paid to BAML are recognized as “Prime broker expense” on the Statement of Operations.
Purchases and Sales:
Long-term purchases and sales (including transactions for common stocks sold short) during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Equity Long/Short
$ 67,599,508 $ 71,934,046

Notes to Financial Statements
(continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes, as well as proceeds from common stocks sold short, were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Six Months Ended
2/28/26
Year Ended
8/31/25
Equity Long/Short Shares Value Shares Value
Subscriptions:
Class A 57,529 $3,654,649 107,857 $6,345,938
Class A - automatic conversion of Class C 24 1,510 62 3,497
Class C 2,567 142,782 9,685 500,514
Class I 124,188 8,278,911 465,793 28,783,468
Total subscriptions 184,308 12,077,852 583,397 35,633,417
Reinvestments of distributions:
Class A 16,149 1,007,172 17,444 1,047,315
Class C 3,135 168,908 7,029 368,669
Class I 67,020 4,374,412 83,570 5,234,728
Total reinvestments of distributions 86,304 5,550,492 108,043 6,650,712
Redemptions:
Class A (41,370) (2,619,215) (94,726) (5,566,257)
Class C (25,794) (1,427,418) (69,052) (3,523,126)
Class C - automatic conversion to Class A (27) (1,510) (71) (3,497)
Class I (183,915) (12,213,420) (462,537) (28,380,793)
Total redemptions (251,106) (16,261,563) (626,386) (37,473,673)
Net increase (decrease) 19,506 $1,366,781 65,054 $4,810,456
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Equity Long/Short
$ 55,045,064 $ 54,195,390 $ (3,441,091) $ 50,754,299
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Equity Long/Short
$ — $ 1,790,483 $ 49,782,006 $ — $ — $ (4,301) $ 51,568,188

Annual fund-level fee, payable monthly, is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for the Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027 so that total annual Fund operating expenses (excluding
12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short, and extraordinary expenses)
do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees:
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Fund receives voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Fund, which amounted to $27,207, is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Fund at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Average Daily Net Assets Fund-Level Fee Rate
For the first $125 million 1.1000%
For the next $125 million 1.0875
For the next $250 million 1.0750
For the next $500 million 1.0625
For the next $1 billion 1.0500
For the next $3 billion 1.0250
For the next $2.5 billion 1.0000
For the next $2.5 billion 0.9875
For net assets over $10 billion 0.9750
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Equity Long/Short
0.1555%
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Equity Long/Short
$ 59,127 $ 52,800

Notes to Financial Statements
(continued)
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Borrowing Arrangements
Line of Credit:
The Fund, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Fund did not utilize this facility.
Fund
Commission
Advances
Equity Long/Short
$ 6,076
Fund
12b-1 Fees
Retained
Equity Long/Short
$ 1,159
Fund
CDSC
Retained
Equity Long/Short
$ 50

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund does not pay any remuneration to its officers, but the Fund does reimburse Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Fund’s Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, by the Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust II

Date: May 7, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 7, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: May 7, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)